Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
25.
ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains/(losses) on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2019	2,106,219	499	2,106,718
Other comprehensive income before reclassification	433,497	14,071	447,568
Amounts reclassified from accumulated other comprehensive income	—	(14,169)	(14,169)
Net current-period other comprehensive income/(loss)	433,497	(98)	433,399
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	2,571	(8)	2,563
Balance at December 31, 2020	2,542,287	393	2,542,680
Other comprehensive income/(loss) before reclassification	168,079	(2,426)	165,653
Amounts reclassified from accumulated other comprehensive income	—	(425)	(425)
Net current-period other comprehensive income/(loss)	168,079	(2,851)	165,228
Other comprehensive loss attributable to noncontrolling interests	1,062	32	1,094
Balance at December 31, 2021	2,711,428	(2,426)	2,709,002
Other comprehensive loss before reclassification	(844,725)	(21,091)	(865,816)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive loss	(844,725)	(21,091)	(865,816)
Cumulative effect of adopting ASU 2020-06	24,938	—	24,938
Other comprehensive loss attributable to noncontrolling interests	(4,670)	—	(4,670)
Balance at December 31, 2022	1,886,971	(23,517)	1,863,454
Balance at December 31, 2022 in US$	273,585	(3,410)	270,175

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale debt securities upon their maturity. The amounts reclassified were determined on the basis of specific identification.

Losses in the amount of RMB1,232,683, RMB536,924 and gains in the amount of RMB2,054,601 (US$297,889) on intracompany foreign currency transactions that are of a long-term-investment nature are included in the foreign currency translation adjustment for the years ended December 31, 2020, 2021 and 2022, respectively.